Business Combination (Details)						3 Months Ended	12 Months Ended
	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($) item $ / shares shares	Aug. 10, 2023 USD ($) D $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Aug. 11, 2023 shares
Schedule of Reverse Recapitalization [Line Items]
Exchange ratio (in shares) | shares	0.02471853	0.02471853	0.02471853	0.02471853	0.02471853
Stock converted, reverse recapitalization (in shares) | shares	21,999,886	21,999,886	21,999,886	21,999,886	21,999,886
Proceeds from transaction		$ 42,854,000
Proceeds from MTAC trust account		2,704,000
Proceeds from Issuance of private placement		40,150,000
Net cash proceeds		36,854,000
Transaction costs incurred		6,069,000
Offering costs related to business combination		1,742,000					$ 1,116,000	$ 0
Transaction costs paid from proceeds		4,327,000
Warrant and SEPA liabilities	$ 28,927,000	$ 28,927,000	$ 28,927,000	$ 28,927,000	$ 28,927,000	$ 14,580,000	$ 17,100,000	$ 369,000
Derivative, Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]							Derivative, Gain (Loss) on Derivative, Net
Common stock, shares outstanding (in shares) | shares						26,758,272	26,413,213	347,926	26,316,681
Options and RSU's outstanding (in shares) | shares						9,541,495			2,816,224
Warrants outstanding (in shares) | shares	14,266,605	14,266,605	14,266,605	14,266,605	14,266,605	14,215,112	14,215,112	15,819,000	14,266,605
Sale of stock (in shares) | shares	4,015,002					350,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Net proceeds on sale of stock		$ 40,150,000				$ 3,141,000
Derivative instrument, contingent consideration, liability, earnout period	5 years	5 years	5 years	5 years	5 years
Minimum
Schedule of Reverse Recapitalization [Line Items]
Earnout period, threshold trading days				20	20
Earnout period, threshold consecutive trading days		20
Maximum
Schedule of Reverse Recapitalization [Line Items]
Earnout period, threshold consecutive trading days		30			30
Derivative Instrument, Period One
Schedule of Reverse Recapitalization [Line Items]
Earnout shares vesting percentage			25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares	$ 15.00	$ 15.00	$ 15.00	$ 15.00	$ 15.00
Derivative Instrument, Period Two
Schedule of Reverse Recapitalization [Line Items]
Earnout shares vesting percentage			25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares	20.00	20.00	$ 20.00	20.00	20.00
Derivative Instrument, Period Three
Schedule of Reverse Recapitalization [Line Items]
Earnout shares vesting percentage			25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares	25.00	25.00	$ 25.00	25.00	25.00
Derivative Instrument, Period Four
Schedule of Reverse Recapitalization [Line Items]
Earnout shares vesting percentage			25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares	$ 30.00	$ 30.00	$ 30.00	$ 30.00	$ 30.00
MTAC Warrants
Schedule of Reverse Recapitalization [Line Items]
Warrant and SEPA liabilities	$ 2,568,000	$ 2,568,000	$ 2,568,000	$ 2,568,000	$ 2,568,000		$ 16,916,000
Loss on change in fair value							(14,348,000)
Gain on change of fair value of derivative							$ 10,855,000
Contingent earnout liability
Schedule of Reverse Recapitalization [Line Items]
Shares unvested (in shares) | shares	3,125,000						3,125,000
MedTech Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Reverse recapitalization, accrued transaction costs		6,000,000
Offering costs related to business combination		$ 6,000,000